RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 11, 2022	Dec. 31, 2023	Dec. 31, 2022
Concentration and Risk
Repayment of promissory note - related party			$ 9,844,000
CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Expenses per month		$ 10,000
Expenses incurred and paid		5,937,043	4,570,857
Term of working capital funding commitment from Sponsor	1 year
Commitment from Sponsor to fund working capital needs	$ 500,000
Sponsor | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party		8,208,067
Related party | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party		8,208,067	2,108,356
Expenses incurred and paid		120,000	120,000
Administrative Support Agreement | Sponsor | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party		270,056	150,056
Related Party Loans | Sponsor | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party		4,638,011	1,958,300
Related Party Loans | Related party | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party			$ 2,108,356
Working capital loans warrant | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.50
Term of working capital funding commitment from Sponsor	1 year
Commitment from Sponsor to fund working capital needs	$ 500,000
Working capital loans warrant | Related party | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party		$ 0
Extension of business combination | CIK 0001841024 L Catterton Asia Acquisition Corp
Concentration and Risk
Due to related party		$ 3,300,000